Goodwill - Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Applications, Technology & Services
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	8.40%	5.40%
After-tax discount rate	8.80%	8.80%
Terminal growth rate	3.00%	3.00%
Detailed planning period (in years)	5 years	5 years
Target operating margin	33.10%	32.40%
Services
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	0.40%	3.40%
After-tax discount rate	7.90%	7.20%
Terminal growth rate	0.00%	3.00%
Detailed planning period (in years)	5 years	5 years
Target operating margin	5.10%	2.40%
Excess of recoverable amount over carrying amount	€ 1,377	€ 1,416
Qualtrics
Key Assumptions
Budgeted revenue growth (average of the budgeted period)		20.60%
After-tax discount rate		9.70%
Terminal growth rate		3.00%
Detailed planning period (in years)		13 years
Emarsys
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	15.30%
After-tax discount rate	10.00%
Terminal growth rate	3.00%
Detailed planning period (in years)	12 years
Target operating margin	24.60%
Excess of recoverable amount over carrying amount	€ 547
Business Process Intelligence
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	31.70%
After-tax discount rate	11.50%
Terminal growth rate	3.00%
Detailed planning period (in years)	14 years
Target operating margin	24.80%
Excess of recoverable amount over carrying amount	€ 1,225